Related parties (Details 3) R$ in Thousands				12 Months Ended
	Dec. 06, 2019 BRL (R$) Number	Nov. 11, 2019 BRL (R$)	Nov. 06, 2019 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)		Dec. 31, 2020 BRL (R$)
Transactions held with Related parties
Other payments				R$ 54	R$ 39,271	[1]
Indemnification asset				180,417	160,470
Cost Sharing				35,232	37,514		R$ 48,133
Editora E Distribuidora Educacional S.A.
Transactions held with Related parties
Other payments				54	39,271
Related parties
Transactions held with Related parties
Cost Sharing				R$ 35,232	R$ 37,514
Related parties | Trademark license
Transactions held with Related parties
Trademark	R$ 0
Agreement term		20 years
Number of license agreements | Number	2
Related parties | Editora E Distribuidora Educacional S.A. | Copyright license
Transactions held with Related parties
Copyright license		R$ 0
Agreement term		3 years
Related parties | Editora E Distribuidora Educacional S.A. | Trademark license
Transactions held with Related parties
Trademark			R$ 0
Agreement term			20 years

[1]	Refers substantially to accounts payable by sharing expenses e.g property leasing, personnel and IT licenses shared with Cogna Group.